Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last four completed fiscal years.

Pay versus Performance Table – Compensation Definitions

The following table reports the compensation of our Principal Executive Officer (“PEO”) and the average compensation of the other Named Executive Officers (“Other NEOs”) as reported in the Summary Compensation Table for the past four fiscal years, as well as their “Compensation Actually Paid.” Compensation Actually Paid as reported in this section is calculated pursuant to recently adopted SEC rules, which require various adjustments be made to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The dollar amounts do not reflect the actual amount of compensation earned or received by the PEO or Other NEOs during the applicable year.

Pay versus Performance Table

Year	Summary Compensation Table Total for PEO ($)(1)(2)	Compensation Actually Paid to PEO ($)(1)(3)(4)	Average Summary Compensation Table Total for Other NEOs ($)(5)(6)	Average Compensation Actually Paid to Other NEOs ($)(3)(4)	Value of Initial Fixed $100 Investment Based On:		WH GAAP Net Income ($)(9)	WH EBIT Per Share, as adjusted ($)(10)
					WH Total Shareholder Return ($)(7)	Peer Group Total Shareholder Return ($)(8)
2023	10,659,712	16,068,245	2,703,559	3,503,272	136.08	111.92	289	7.18
2022	9,732,789	1,614,733	2,808,056	1,700,216	118.40	67.29	355	6.65
2021	18,209,539	33,542,395	3,120,108	4,413,427	146.27	88.83	244	5.68
2020	6,504,163	10,747,855	2,693,111	2,149,625	95.85	74.12	(132)	2.94

____________

(1)     Chief Executive Officer Geoffrey A. Ballotti served as the PEO for all four years above and shall be referred to as “CEO” throughout the remainder of this section.

(2)     The dollar amounts reported are the amounts of total compensation reported for our CEO for each corresponding year in the “Total” column of the Summary Compensation Table.

(3)     Calculations of Compensation Actually Paid are reported in compliance with SEC rules which require certain adjustments be made to the Summary Compensation Table reported totals. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the CEO or Other NEOs without restriction, but rather is a value calculated under the applicable SEC rules. In general, Compensation Actually Paid is calculated as Summary Compensation Table total compensation adjusted to include the fair value of equity awards as of December 31st of the applicable year or, if earlier, the vesting date (rather than the grant date). The calculation of Average Compensation Actually Paid to Other NEOs for the years 2022, 2021 and 2020 was adjusted to include amounts attributable to equity awards that were inadvertently excluded. The adjustments result in an increase of $340,742 for 2022, $15,137 for 2021 and $1,847 for 2020. Our CEO and Other NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included. The following table details these adjustments:

The table above does not reflect the LTIP modifier grants awarded in 2019 and 2020 in the form of PSUs. No original grant date fair value was attributable to these awards under ASC 718 due to the fact that no amount would have been earned under these awards at target performance and performance in excess of 100% of target performance was required for any PSUs to be earned. While the 2020 grant would have had a $0 impact on Compensation Actually Paid, the 2019 grant would have resulted in a downward adjustment of $(1,317,496) for our CEO and $(172,227) on average for our Other NEOs for 2020, with no further adjustments with respect to either award in 2021 and 2022. These awards have been excluded to avoid such a reduction in Compensation Actually Paid under the foregoing circumstances.

(4)     For 2023, the values of restricted stock units, performance stock units and stock options used to calculate Compensation Actually Paid reflect the following assumptions. The disclosure of ranges reflects the consolidation of different grant years into each covered fiscal year under the Pay Versus Performance disclosure. As such, each covered year includes awards granted in such year and awards granted in prior years that were either unvested and outstanding or had vested in such year. The fair value of stock options is estimated using a Black-Scholes option pricing model in accordance with the SEC rules. This model uses both historical data and current market data to estimate the fair value of options and requires several assumptions. The Company did not grant stock options during 2023.

2023
Restricted Share Units
Stock Price (1)	$71.31 – $81.40
Performance Share Units
Financial Metric Multiplier (2)	100 – 200%
Stock Options
Expected life (in years)	0.3 – 1.9 years
Volatility	24.1 – 29.0%
Expected dividend yield	1.7 – 1.9%
Risk-free rate	4.6 – 5.3%
________________
(1) All our grants are made on the same date and vest on the same date. As such, the same stock price assumption covers RSUs, PSUs, and options.
(2)

Because each covered fiscal year in the Pay versus Performance disclosure incorporates grants made in different years, a range of multipliers is shown based on the payout expectations as of the applicable fiscal year end date or vesting date.

(5)

The Other NEOs in the 2023 reporting year are Michele Allen, Paul F. Cash, Scott Strickland and Monica Melancon. The Other NEOs in the 2022 reporting year are Michele Allen, Paul F. Cash, Lisa Checchio, and Scott Strickland. The Other NEOs in the 2021 reporting year are Michele Allen, Paul F. Cash, Lisa Checchio, Scott LePage and Mary R. Falvey. The Other NEOs in the 2020 reporting year are Michele Allen, Paul F. Cash, Mary R. Falvey, Lisa Checchio, Tom H. Barber and Robert D. Loewen.

(6)

The dollar amounts reported represent the average of the amounts reported for our company’s named executive officers as a group (excluding Mr. Ballotti) for each corresponding year in the “Total” column of the Summary Compensation Table.

(7)

Cumulative Total Shareholder Return represents the measurement period value of an investment of $100 in our stock on December 31, 2019, and then valued again on each of December 31, 2020, December 31, 2021, December 31, 2022 and December 31, 2023.

(8)

Consistent with the Stock Performance Graph included in the 2023 Form 10-K, and as permitted by SEC rules the peer group depicted is the S&P 500 Hotels, Resorts & Cruise Lines Index (consisting of Airbnb, Inc. (Class A common stock), Booking Holdings Inc., Carnival Corporation & plc, Expedia Group, Inc., Hilton Worldwide Holdings Inc., Marriott International, Inc., Norwegian Cruise Line Holdings Ltd., and Royal Caribbean Cruises Ltd.) Total Shareholder Return represents the measurement period value of an investment of $100 and includes the reinvestment of dividends. This reflects an incremental update to our prior year methodology, which did not include dividend reinvestment.

(9)	Values shown are in millions.
(10)

Earnings Before Interest and Taxes, or “EBIT per share,” as adjusted, is reflected for each respective fiscal year and was selected as the Company’s most important financial performance measure used to link Compensation Actually Paid to the CEO and Other NEOs, and additional information regarding how this measure is defined is reflected in the Compensation Discussion and Analysis on the pages referenced below. The unranked list of performance metrics is below and the use of each metric is further discussed in the “Compensation Discussion and Analysis” section of this Proxy Statement as shown in the Proxy Statement Reference column.

Performance Metrics	Proxy Statement Reference
EBIT per share, as adjusted	Compensation Discussion & Analysis – Long-Term Incentive Compensation (pp. 48-49)
Adjusted EBITDA	Compensation Discussion & Analysis – Annual Incentive Compensation (p. 47)
Net Room Growth	Compensation Discussion & Analysis – Annual Incentive Compensation (p. 47)

Named Executive Officers, Footnote		Chief Executive Officer Geoffrey A. Ballotti served as the PEO for all four years above and shall be referred to as “CEO” throughout the remainder of this section.
PEO Total Compensation Amount	[1],[2]	$ 10,659,712	$ 9,732,789	$ 18,209,539	$ 6,504,163
PEO Actually Paid Compensation Amount	[1],[3],[4]	$ 16,068,245	1,614,733	33,542,395	10,747,855
Adjustment To PEO Compensation, Footnote
Year	Role(s)	Summary Compensation Table Total ($)	(Subtract) Original Grant Date Fair value of Stock Awards and Option Awards Granted in Year	Add Year- End Fair Value of Awards Granted in Year	Add/ (Subtract) Change in Fair Value of Equity Awards Granted in Prior Years	Add/ (Subtract) Change in Value of Vested Equity Awards	(Subtract) Value of Equity Awards that Failed to Meet Vesting Conditions	Add Value of Dividends or other Earnings Paid on Stock Awards or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Compensation Actually Paid
2023	CEO	10,659,712	(6,999,979)	7,281,608	4,163,401	636,429	—	327,074	16,068,245
	Other NEOs	2,703,559	(1,562,426)	1,625,287	567,712	97,780	—	71,360	3,503,272
2022	CEO	9,732,789	(5,999,974)	6,463,895	(7,900,974)	(886,654)	—	205,651	1,614,733
	Other NEOs	2,808,056	(1,706,121)	1,642,813	(1,001,586)	(88,987)	—	46,041	1,700,216
2021	CEO	18,209,539	(14,600,000)	20,613,575	7,932,664	1,199,193	—	187,424	33,542,395
	Other NEOs	3,120,108	(1,532,292)	2,106,488	941,103	176,611	(423,178)	24,587	4,413,427
2020	CEO	6,504,163	(4,500,000)	7,931,831	1,318,023	(560,432)	—	54,270	10,747,855
	Other NEOs	2,693,111	(1,291,667)	1,258,115	145,302	(234,199)	(428,953)	7,916	2,149,625

Non-PEO NEO Average Total Compensation Amount	[5],[6]	$ 2,703,559	2,808,056	3,120,108	2,693,111
Non-PEO NEO Average Compensation Actually Paid Amount	[3],[4]	$ 3,503,272	1,700,216	4,413,427	2,149,625
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid vs. Total Shareholder Return		Consistent with the Stock Performance Graph included in the 2023 Form 10-K, and as permitted by SEC rules the peer group depicted is the S&P 500 Hotels,
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

The graphs below reflect the relationships between the CEO and Average Other NEOs Compensation Actually Paid (“CAP”) and the Company’s cumulative indexed Total Shareholder Return (“TSR”), (assuming an initial fixed investment of $100), the Company’s TSR performance to peer group, and to GAAP Net Income and EBIT per share for each of the fiscal years ended December 31, 2020, 2021, 2022 and 2023:

Total Shareholder Return Amount	[7]	$ 136.08	118.4	146.27	95.85
Peer Group Total Shareholder Return Amount	[8]	111.92	67.29	88.83	74.12
Net Income (Loss)	[9]	$ 289	$ 355	$ 244	$ (132)
Company Selected Measure Amount	[10]	7.18	6.65	5.68	2.94
PEO Name		Geoffrey A. Ballotti
Summary Compensation Table Total for CEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 10,659,712	$ 9,732,789	$ 18,209,539	$ 6,504,163
Original Grant Date Fair value of Stock Awards and Option Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,999,979)	(5,999,974)	(14,600,000)	(4,500,000)
Add Year- End Fair Value of Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,281,608	6,463,895	20,613,575	7,931,831
Change in Fair Value of Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,163,401	(7,900,974)	7,932,664	1,318,023
Change in Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		636,429	(886,654)	1,199,193	(560,432)
Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Add Value of Dividends or other Earnings Paid on Stock Awards or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		327,074	205,651	187,424	54,270
Compensation Actually Paid [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount		16,068,245	1,614,733	33,542,395	10,747,855
Other NEOs [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount		2,703,559	2,808,056	3,120,108	2,693,111
Non-PEO NEO Average Compensation Actually Paid Amount		3,503,272	1,700,216	4,413,427	2,149,625
Other NEOs [Member] | Original Grant Date Fair value of Stock Awards and Option Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,562,426)	(1,706,121)	(1,532,292)	(1,291,667)
Other NEOs [Member] | Add Year- End Fair Value of Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,625,287	1,642,813	2,106,488	1,258,115
Other NEOs [Member] | Change in Fair Value of Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		567,712	(1,001,586)	941,103	145,302
Other NEOs [Member] | Change in Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		97,780	(88,987)	176,611	(234,199)
Other NEOs [Member] | Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(423,178)	(428,953)
Other NEOs [Member] | Add Value of Dividends or other Earnings Paid on Stock Awards or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 71,360	$ 46,041	$ 24,587	$ 7,916

[1]	Chief Executive Officer Geoffrey A. Ballotti served as the PEO for all four years above and shall be referred to as “CEO” throughout the remainder of this section.
[2]	The dollar amounts reported are the amounts of total compensation reported for our CEO for each corresponding year in the “Total” column of the Summary Compensation Table.
[3]	Calculations of Compensation Actually Paid are reported in compliance with SEC rules which require certain adjustments be made to the Summary Compensation Table reported totals. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the CEO or Other NEOs without restriction, but rather is a value calculated under the applicable SEC rules. In general, Compensation Actually Paid is calculated as Summary Compensation Table total compensation adjusted to include the fair value of equity awards as of December 31st of the applicable year or, if earlier, the vesting date (rather than the grant date). The calculation of Average Compensation Actually Paid to Other NEOs for the years 2022, 2021 and 2020 was adjusted to include amounts attributable to equity awards that were inadvertently excluded. The adjustments result in an increase of $340,742 for 2022, $15,137 for 2021 and $1,847 for 2020. Our CEO and Other NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included. The following table details these adjustments:

The table above does not reflect the LTIP modifier grants awarded in 2019 and 2020 in the form of PSUs. No original grant date fair value was attributable to these awards under ASC 718 due to the fact that no amount would have been earned under these awards at target performance and performance in excess of 100% of target performance was required for any PSUs to be earned. While the 2020 grant would have had a $0 impact on Compensation Actually Paid, the 2019 grant would have resulted in a downward adjustment of $(1,317,496) for our CEO and $(172,227) on average for our Other NEOs for 2020, with no further adjustments with respect to either award in 2021 and 2022. These awards have been excluded to avoid such a reduction in Compensation Actually Paid under the foregoing circumstances.

[4]	For 2023, the values of restricted stock units, performance stock units and stock options used to calculate Compensation Actually Paid reflect the following assumptions. The disclosure of ranges reflects the consolidation of different grant years into each covered fiscal year under the Pay Versus Performance disclosure. As such, each covered year includes awards granted in such year and awards granted in prior years that were either unvested and outstanding or had vested in such year. The fair value of stock options is estimated using a Black-Scholes option pricing model in accordance with the SEC rules. This model uses both historical data and current market data to estimate the fair value of options and requires several assumptions. The Company did not grant stock options during 2023.
2023
Restricted Share Units
Stock Price (1)	$71.31 – $81.40
Performance Share Units
Financial Metric Multiplier (2)	100 – 200%
Stock Options
Expected life (in years)	0.3 – 1.9 years
Volatility	24.1 – 29.0%
Expected dividend yield	1.7 – 1.9%
Risk-free rate	4.6 – 5.3%

________________

(1)

All our grants are made on the same date and vest on the same date. As such, the same stock price assumption covers RSUs, PSUs, and options.

(2)

Because each covered fiscal year in the Pay versus Performance disclosure incorporates grants made in different years, a range of multipliers is shown based on the payout expectations as of the applicable fiscal year end date or vesting date
[5]	The Other NEOs in the 2023 reporting year are Michele Allen, Paul F. Cash, Scott Strickland and Monica Melancon. The Other NEOs in the 2022 reporting year are Michele Allen, Paul F. Cash, Lisa Checchio, and Scott Strickland. The Other NEOs in the 2021 reporting year are Michele Allen, Paul F. Cash, Lisa Checchio, Scott LePage and Mary R. Falvey. The Other NEOs in the 2020 reporting year are Michele Allen, Paul F. Cash, Mary R. Falvey, Lisa Checchio, Tom H. Barber and Robert D. Loewen.
[6]	The dollar amounts reported represent the average of the amounts reported for our company’s named executive officers as a group (excluding Mr. Ballotti) for each corresponding year in the “Total” column of the Summary Compensation Table.
[7]	Cumulative Total Shareholder Return represents the measurement period value of an investment of $100 in our stock on December 31, 2019, and then valued again on each of December 31, 2020, December 31, 2021, December 31, 2022 and December 31, 2023.
[8]	Consistent with the Stock Performance Graph included in the 2023 Form 10-K, and as permitted by SEC rules the peer group depicted is the S&P 500 Hotels, Resorts & Cruise Lines Index (consisting of Airbnb, Inc. (Class A common stock), Booking Holdings Inc., Carnival Corporation & plc, Expedia Group, Inc., Hilton Worldwide Holdings Inc., Marriott International, Inc., Norwegian Cruise Line Holdings Ltd., and Royal Caribbean Cruises Ltd.) Total Shareholder Return represents the measurement period value of an investment of $100 and includes the reinvestment of dividends. This reflects an incremental update to our prior year methodology, which did not include dividend reinvestment.
[9]	Values shown are in millions.
[10]

Earnings Before Interest and Taxes, or “EBIT per share,” as adjusted, is reflected for each respective fiscal year and was selected as the Company’s most important financial performance measure used to link Compensation Actually Paid to the CEO and Other NEOs, and additional information regarding how this measure is defined is reflected in the Compensation Discussion and Analysis on the pages referenced below. The unranked list of performance metrics is below and the use of each metric is further discussed in the “Compensation Discussion and Analysis” section of this Proxy Statement as shown in the Proxy Statement Reference column.

Performance Metrics	Proxy Statement Reference
EBIT per share, as adjusted	Compensation Discussion & Analysis – Long-Term Incentive Compensation (pp. 48-49)
Adjusted EBITDA	Compensation Discussion & Analysis – Annual Incentive Compensation (p. 47)
Net Room Growth	Compensation Discussion & Analysis – Annual Incentive Compensation (p. 47)